RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a.	Name of related parties

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui

b.	Due from a related party

Due from a related party consisted of the following:

Name	March 31 2023	September 30, 2022
VE Services	$1,682	$1,473

As of March 31, 2022, the balance of due from VE Services was commission receivable for referring payment solution services to VE Services.

c.	Due to related parties

Due to related parties consisted of the following:

Name	March 31, 2022 ( Unaudited)	September 30, 2022
Bizguide Corporate Service Sdn Bhd	$1,409	$1,763
KH Advisory Sdn Bhd	-	5,598
	$1,409	$7,361

As of March 31, 2023 and September 30, 2022, the balance of due to related parties was the fee to be paid for secretarial and tax consulting services received.

d.	Revenue from a related party

In May 2021, the Company started to provide payment solution services to merchants by referring them to VE Services. During the six months ended March 31, 2023 and 2022, the Company referred 35 and 11 merchants to VE Services for payment processing and earned commission fees of $4,303 and $5,379, respectively, which were reported as revenue from payment solution services in the consolidated financial statements.

e.	Office lease

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424).

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 9 — RELATED PARTY TRANSACTIONS

a. Name of related parties

Name of Related Party	Relationship to the Company
Chan Chee Hong	Director, chief executive officer, and shareholder of the Company
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming
Expertliner Sdn Bhd	An entity controlled by Chan Chee Hong
Milestone International Sdn Bhd	An entity controlled by Chan Chee Hong

b. Due from related parties

Due from related parties consisted of the following:

Name	March 31, 2023	September 30, 2022
Chan Foong Ming	$-	$231,302
Expertliner Sdn Bhd	2,740	2,015
Infinity Elements Sdn Bhd	91,639	102,931
Milestone International Sdn Bhd	114	12,281
Total	$94,493	$348,529

c. Due to related parties

Due to related parties consisted of the following:

Name	March 31, 2023	September 30, 2022
180 Degrees Strategic Communications Sdn Bhd	$171,968	$161,659
181 Degree Holding Sdn Bhd	12,762	12,148
Chan Chee Hong	149,301	138,933
Total	$334,031	$312,740

NOTE 9 — RELATED PARTY TRANSACTIONS

a. Name of related parties

Name of Related Party	Relationship to the Company
Chan Chee Hong	Director, chief executive officer, and shareholder of the Company
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming
Expertliner Sdn Bhd	An entity controlled by Chan Chee Hong
Milestone International Sdn Bhd	An entity controlled by Chan Chee Hong

b. Due from related parties

Due from related parties consisted of the following:

Name	September 30, 2022	September 30, 2021
Chan Chee Hong	$-	$84,932
Chan Foong Ming	231,302	16,567
Expertliner Sdn Bhd	2,015	14
Infinity Elements Sdn Bhd	102,931	114,748
Milestone International Sdn Bhd	12,281	-
Total	348,529	216,261

c. Due to related parties

Due to related parties consisted of the following:

Name	September 30, 2022	September 30, 2021
180 Degrees Strategic Communications Sdn Bhd	$161,659	$98,324
181 Degree Holding Sdn Bhd	12,148	2,018
Chan Chee Hong	138,933	-
Total	312,740	100,342